Other Income (Expenses), Net - Schedule of Other Income (Expenses), Net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Income (Expenses), Net [Abstract]
Cost from inventory sales	$ 0	$ (24,524)
Land treatments in Pacific Steel, Inc.	(25,684)	(7,984)	$ (5,045)
Scrap metal sales	(739)	0	(140,989)
Bad debt estimate	(1,764)	(87,127)	(20,322)
Other expenses	(23,132)	(14,492)	(2,922)
Other expenses	(51,319)	(134,127)	(169,278)
Sale of scrap	0	13,578	2,601
Recovery of losses	11,296	5,773	9,892
Profits from inventory sales		0	28,959
Sale of Republic asset	212,807	105,227
Reversals of provisions		288,232
Profits from sale of fixed assets	18,791	0	0
Sale of Brazilian electricity generation	229,426
Recovery of tax benefits	100,048
Clearance of GV accounts	5,439
Other income	0	0	8,280
Other income	577,807	412,810	49,732
Other income and other (expenses), net	$ 526,488	$ 278,683	$ (119,546)